Schedule of Stock-based Compensation Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services	$ 6,968	$ 125,837
Shares Issued For Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services			$ 198,811	$ 141,771
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services		29,031
Research and Development Expense [Member] | Shares Issued For Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services			29,031	57,469
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services		48,628
Selling and Marketing Expense [Member] | Shares Issued For Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services			98,331	60,219
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services	$ 6,968	$ 48,178
General and Administrative Expense [Member] | Shares Issued For Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total Expense - shares issued for services			$ 71,449	$ 24,083